Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 29, 2014
Supplement [Text Block]	bf1_SupplementTextBlock
BLACKROCK FUNDSSM

BlackRock Multi-Manager Alternative Strategies Fund

(the “Fund”)

Supplement dated April 30, 2015 to the Prospectus of the Fund, dated December 29, 2014

Effective May 1, 2015, BlackRock Advisors, LLC, the Fund’s investment advisor (“BlackRock”), has agreed to reduce certain expenses of the Fund, as described further below. BlackRock has agreed to: (i) reduce its management fee; and (ii) replace the current expense cap on total annual fund operating expenses with an expense cap on miscellaneous other expenses of the Fund. Accordingly, the Fund’s prospectus is amended as follows:

Effective May 1, 2015, the section of the Fund’s prospectus entitled “Fund Overview—Key Facts About BlackRock Multi-Manager Alternative Strategies Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3]	1.80%	1.80%	1.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[4] Dividend Expense/Stock Loan Fees Miscellaneous Other Expenses of the Fund[5] Other Expenses of the Subsidiary[6]	0.83 0.33% 0.50% —%	0.83% 0.33% 0.50% —	0.78% 0.33% 0.45% —
Acquired Fund Fees and Expenses[7]	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	3.27%	4.02%	2.97%
Fee Waivers and/or Expense Reimbursements[3,5]	(0.70)%	(0.70)%	(0.65)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.57%	3.32%	2.32%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by BlackRock or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates (the “mutual funds”) until January 1, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 58, BlackRock has contractually agreed to waive and/or reimburse fees to limit “Miscellaneous Other Expenses of the Fund” (excluding extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) to 0.16% on Investor A, Investor C and Institutional shares until January 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	The Other Expenses of BlackRock Cayman Multi-Manager Alternatives Fund, Ltd. (the “Subsidiary”) are estimated to be less than 0.01% for the most recent fiscal year.
[7]	Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$771	$1,417	$2,086	$3,860
Investor C Shares	$435	$1,160	$2,002	$4,180
Institutional Shares	$235	$857	$1,505	$3,244
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$335	$1,160	$2,002	$4,180

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period August 7, 2014 (commencement of operations) through August 31, 2014, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

BlackRock Multi-Manager Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock
BLACKROCK FUNDSSM

BlackRock Multi-Manager Alternative Strategies Fund

(the “Fund”)

Supplement dated April 30, 2015 to the Prospectus of the Fund, dated December 29, 2014

Effective May 1, 2015, BlackRock Advisors, LLC, the Fund’s investment advisor (“BlackRock”), has agreed to reduce certain expenses of the Fund, as described further below. BlackRock has agreed to: (i) reduce its management fee; and (ii) replace the current expense cap on total annual fund operating expenses with an expense cap on miscellaneous other expenses of the Fund. Accordingly, the Fund’s prospectus is amended as follows:

Effective May 1, 2015, the section of the Fund’s prospectus entitled “Fund Overview—Key Facts About BlackRock Multi-Manager Alternative Strategies Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3]	1.80%	1.80%	1.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[4] Dividend Expense/Stock Loan Fees Miscellaneous Other Expenses of the Fund[5] Other Expenses of the Subsidiary[6]	0.83 0.33% 0.50% —%	0.83% 0.33% 0.50% —	0.78% 0.33% 0.45% —
Acquired Fund Fees and Expenses[7]	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	3.27%	4.02%	2.97%
Fee Waivers and/or Expense Reimbursements[3,5]	(0.70)%	(0.70)%	(0.65)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.57%	3.32%	2.32%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by BlackRock or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates (the “mutual funds”) until January 1, 2017. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 58, BlackRock has contractually agreed to waive and/or reimburse fees to limit “Miscellaneous Other Expenses of the Fund” (excluding extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business, if any) to 0.16% on Investor A, Investor C and Institutional shares until January 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	The Other Expenses of BlackRock Cayman Multi-Manager Alternatives Fund, Ltd. (the “Subsidiary”) are estimated to be less than 0.01% for the most recent fiscal year.
[7]	Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$771	$1,417	$2,086	$3,860
Investor C Shares	$435	$1,160	$2,002	$4,180
Institutional Shares	$235	$857	$1,505	$3,244
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$335	$1,160	$2,002	$4,180

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period August 7, 2014 (commencement of operations) through August 31, 2014, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period August 7, 2014 (commencement of operations) through August 31, 2014, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BlackRock Multi-Manager Alternative Strategies Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	1.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense/Stock Loan Fees	rr_Component1OtherExpensesOverAssets	0.33%
Miscellaneous Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.50%	[3]
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[4]
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.27%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.57%
1 Year	rr_ExpenseExampleYear01	771
3 Years	rr_ExpenseExampleYear03	1,417
5 Years	rr_ExpenseExampleYear05	2,086
10 Years	rr_ExpenseExampleYear10	3,860
BlackRock Multi-Manager Alternative Strategies Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	1.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense/Stock Loan Fees	rr_Component1OtherExpensesOverAssets	0.33%
Miscellaneous Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.50%	[3]
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[4]
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.02%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.32%
1 Year	rr_ExpenseExampleYear01	435
3 Years	rr_ExpenseExampleYear03	1,160
5 Years	rr_ExpenseExampleYear05	2,002
10 Years	rr_ExpenseExampleYear10	4,180
1 Year	rr_ExpenseExampleNoRedemptionYear01	335
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,160
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,002
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,180
BlackRock Multi-Manager Alternative Strategies Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.80%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense/Stock Loan Fees	rr_Component1OtherExpensesOverAssets	0.33%
Miscellaneous Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.45%	[3]
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[4]
Other Expenses	rr_OtherExpensesOverAssets	0.78%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.32%
1 Year	rr_ExpenseExampleYear01	235
3 Years	rr_ExpenseExampleYear03	857
5 Years	rr_ExpenseExampleYear05	1,505
10 Years	rr_ExpenseExampleYear10	3,244

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund's direct investments in fixed-income and equity securities and instruments, including exchange-traded funds ("ETFs") advised by BlackRock or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund's investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates (the "mutual funds") until January 1, 2017. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus beginning on page 58, BlackRock has contractually agreed to waive and/or reimburse fees to limit "Miscellaneous Other Expenses of the Fund" (excluding extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund's business, if any) to 0.16% on Investor A, Investor C and Institutional shares until January 1, 2017. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	The Other Expenses of BlackRock Cayman Multi-Manager Alternatives Fund, Ltd. (the "Subsidiary") are estimated to be less than 0.01% for the most recent fiscal year.
[5]	Other Expenses are based on estimated amounts for the current fiscal year.
[6]	Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[7]	There is no CDSC on Investor C Shares after one year.